RELATED PARTY DISCLOSURES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Related party transactions	$ 1,706,496	$ 714,506	$ 533,020
Directors and officers
Disclosure of transactions between related parties [line items]
Related party transactions	1,265,152	307,425	280,160
LinxPartners Ltd.
Disclosure of transactions between related parties [line items]
Related party transactions	401,044	363,781	210,000
MakevCo Consulting Inc.
Disclosure of transactions between related parties [line items]
Related party transactions	21,200	23,600	22,480
Sophir Asia Ltd.
Disclosure of transactions between related parties [line items]
Related party transactions	$ 19,100	$ 19,700	$ 20,380